Financial Instruments (Cash flow hedges) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Summary Of Cash Flow Hedge Activity [Line Items]
Pre-tax gain (loss) included in AOCI related to cash flow hedges of forecasted transactions	$ 230
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	(196)
Maximum term of hedged forecasted transactions	P18Y	P19Y
Hedge ineffectiveness gain (loss)	(77)	(74)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Summary Of Cash Flow Hedge Activity [Line Items]
Gain (loss) recognized in AOCI	(530)	678
Gain (loss) reclassified from AOCI into earnings	(886)	224
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Interest Rate Contract [Member]
Summary Of Cash Flow Hedge Activity [Line Items]
Gain (loss) recognized in AOCI	(1)	(26)
Gain (loss) reclassified from AOCI into earnings	(234)	(364)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Foreign Exchange Contract [Member]
Summary Of Cash Flow Hedge Activity [Line Items]
Gain (loss) recognized in AOCI	(529)	704
Gain (loss) reclassified from AOCI into earnings	(652)	588
Net Investment Hedge [Member] | Foreign Exchange Contract [Member]
Summary Of Cash Flow Hedge Activity [Line Items]
Gain (loss) recognized in AOCI	5,741	2,322
Gain (loss) reclassified from AOCI into earnings	88	(1,525)
Hedge ineffectiveness gain (loss)	$ (549)	$ (678)